SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Transactions
Management fees	$ 2,496,109	$ 1,701,211
Corporate and administration expenses	183,341	40,884
Total	$ 2,679,450	$ 1,742,095